Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Subscription Receivable [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Mar. 31, 2023	¥ 1	¥ 216,512		¥ (175,893)	¥ 3,469	¥ (3,357)		¥ 40,732
Balance, shares at Mar. 31, 2023 | shares	5,427
Net loss				(60,884)		(1,324)		(62,208)
Issuance of ordinary shares	¥ 11	88,322						88,333
Issuance of ordinary shares, shares | shares	149,539
Issuance of warrants		260,582						260,582
Issuance of shares to officers		8,465						8,465
Issuance of shares to officers, shares | shares	1,880
Disposal of discontinued operation				27,949	(2,192)			25,757
Foreign currency translation difference					1,456	(510)		946
Balance at Mar. 31, 2024	¥ 12	573,881		(208,828)	2,733	(5,191)		362,607
Balance, shares at Mar. 31, 2024 | shares	156,846
Net loss				(668,491)				(668,491)
Issuance of ordinary shares	¥ 13	47,373						47,386
Issuance of ordinary shares, shares | shares	178,923
Issuance of warrants	¥ 1	111,655						111,656
Disposal of discontinued operation				(1,596)				(1,596)
Foreign currency translation difference					10,584			10,584
Issuance of warrants, shares | shares	23,527
Effect of rounding fractional shares
Effect of rounding fractional shares into whole shares upon Reverse Stock Split, shares | shares	1,106
Balance at Mar. 31, 2025	¥ 26	732,909		(878,915)	13,317	(5,191)		(137,854)
Balance, shares at Mar. 31, 2025 | shares	721
Net loss				(35,108)				(35,108)
Issuance of ordinary shares	¥ 3,967	473,907	(155,495)					322,379
Issuance of ordinary shares, shares | shares	115,013
Foreign currency translation difference					(18,817)			(18,817)
Effect of rounding fractional shares
Effect of rounding fractional shares into whole shares upon Reverse Stock Split, shares | shares	(2)
Shares issued upon exercise of warrants	¥ 1,825	(1,825)
Shares issued upon exercise of warrants, shares | shares	52,909
Others	¥ 21	(21)
Others, shares | shares	601
Gain on disposal of subsidiary				7,272				7,272
Balance at Mar. 31, 2026	¥ 5,839	¥ 1,204,970	¥ (155,495)	¥ (906,751)	¥ (5,500)	¥ (5,191)	$ 19,985	¥ 137,872
Balance, shares at Mar. 31, 2026 | shares	169,242